Interests in equity-accounted investees - Summary of interests in associates and joint ventures (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Direct beneficial interest (%) | Insighta
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)		35.00%
Proportion of voting rights held in associate (%)		35.00%
Indirect beneficial interest (%) | Insighta
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)		0.00%
Proportion of voting rights held in associate (%)		0.00%
Insighta
Disclosure of associates [line items]
Number of shares issued (in shares)	2,000,000
Proportion of nominal value of issue capital held by the Company (%)		35.00%
Proportion of voting rights held in associate (%)		35.00%
Insighta | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	35.00%
Proportion of voting rights held in associate (%)	35.00%
Insighta | Indirect beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%
Proportion of voting rights held in associate (%)	0.00%
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)
Disclosure of associates [line items]
Number of shares issued (in shares)	100
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”) | Direct beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%	0.00%
Proportion of voting rights held in associate (%)	0.00%	0.00%
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”) | Indirect beneficial interest (%)
Disclosure of associates [line items]
Proportion of nominal value of issue capital held by the Company (%)	0.00%	26.04%
Proportion of voting rights held in associate (%)	0.00%	26.04%